Subsequent Events (Details) 10-Q - USD ($)				1 Months Ended	3 Months Ended
	Jul. 22, 2026	Jun. 17, 2026	Jun. 14, 2026	Apr. 30, 2026	Jun. 30, 2026	May 07, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Deferred offering costs							$ 7,277,901	$ 3,987,901	$ 0
Subsequent Event
Subsequent Event [Line Items]
Number of shares reserved for future issuance (in shares)						646,957
Subsequent Event | Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		$ 6,426,733	$ 12,853,468
Sale of stock, price per share		$ 3.89
Proceeds from issuance of private placement		$ 25,000,000
Subsequent Event | Private Placement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction	$ 3,020,565	$ 6,426,733	$ 12,853,468
Shares, issued	3,020,565
Subsequent Event | A PARADISE ACQUISITION CORP.
Subsequent Event [Line Items]
Shares tendered for redemption (in shares)					19,611,370
Shares issued for redemption, value						$ 3,000,000
Subsequent Event | Forecast
Subsequent Event [Line Items]
Excess deferred issuance costs expensed in business acquisition					$ 4,300,000
Subsequent Event | Related Party | Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction	$ 11,750,000
Warrants issued	3,020,565
Subsequent Event | Related Party | Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares, issued	3,020,565
Subsequent Event | Working Capital Note | Line of Credit | Related Party
Subsequent Event [Line Items]
Amount drawn on the line of credit				$ 10,000,000